PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Schedule Of Changes In Projected Benefit Obligations
The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2016, and the statement of funds status as of December 31, 2016:

	December 31,
	2015	2016

Accumulated benefit obligation	$2,362	$2,444

Change in projected benefit obligation
Projected benefit obligation at beginning of year	3,243	2,362
Liability assumed at the acquisition date of Nera
Service cost	16	18
Interest cost	53	55
Expenses paid	(315)	(322)
Exchange rates differences	(417)	56
Actuarial loss (gain)	(218)	204

Projected benefit obligation at end of year	$2,362	$2,373

Fair value of plan assets at end of year	$-	$-

Schedule Of Assumptions Used
The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2016 is as follows:

	December 31,
	2015	2016
Weighted-average assumptions
Discount rate	2.70%	2,30%
Rate of compensation increase	2.50%	2.50%

Schedule Of Net Benefit Costs
The following table provides the components of net periodic benefits cost for the years ended December 31, 2015 and 2016:

	December 31,
	2015	2016
Components of net periodic benefit cost
Service cost	$16	$18
Interest cost	53	55

Net periodic benefit cost	$69	$73

Schedule Of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
	December 31,
	2015	2016

2016	290	-
2017	240	270
2018	150	200
2019 and thereafter	700	740

	$1,380	$1,210